26 Accounts Payable Related to Concessions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Payable Related To Concessions
Accounts payable related to concession, beginning	R$ 612,587	R$ 584,163
Additions	3,682
Adjust to present value	(1,112)	(668)
Monetary variations	191,638	99,661
Payments	(74,931)	(70,569)
Accounts payable related to concession, ending	R$ 731,864	R$ 612,587